Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 667	$ 857
Accounts receivable, net of allowance of $44 and $49	2,657	1,237
Inventory	3,475	2,603
Prepaid expenses and other current assets	137	121
Total current assets	6,936	4,818
Fixed assets, net of accumulated depreciation of $898 and $1,399	25	25
Other assets	22	31
Total assets	6,983	4,874
Current liabilities:
Accounts payable	3,044	1,375
Accrued expenses	673	814
Line of credit	729	0
Taxes payable	20	23
Other current liabilities	5	38
Total current liabilities	4,471	2,250
Long term liabilities - other	13	2
Shareholders' equity:
Common stock, no par value: Authorized - 100,000,000; issued and outstanding shares - 41,314,894 and 40,972,394 shares, respectively	53,764	53,650
Additional paid-in capital	8,364	8,234
Accumulated other comprehensive income	322	295
Accumulated deficit	(59,951)	(59,557)
Total shareholders' equity	2,499	2,622
Total liabilities and shareholders' equity	$ 6,983	$ 4,874